CONVERTIBLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NON-CONTROLLING INTERESTS
Schedule of convertible non controlling interest

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	—	191,865	27,818
Issuance of BEST Asia Series A preferred shares, net of issuance cost	191,865	—	—
Net loss attributable to convertible non-controlling interests	(30,530)	—	—
Adjustment of convertible non-controlling interests	30,530	—	—
Balance at end of the year	191,865	191,865	27,818